EMPLOYEE BENEFITS (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of defined benefit plans [abstract]
Disclosure of Defined Benefits Plans Explanatory [Text Block]

	December 31, 2021		December 31, 2020
Short term	Ps.	552,889	Ps.	462,070
Post-employment		522,196		597,936
Long term		134,831		180,090
Total	Ps.	1,209,916	Ps.	1,240,096

Plan Asset	Ps.	(46,840)	Ps.	(38,241)

Net employee benefits	Ps.	1,163,076	Ps.	1,201,855

Deferred Compensation Arrangement with Individual Disclosure, Postretirement Benefits [Table Text Block]

	December 31, 2021		December 31, 2020
Defined contribution plan	Ps.	77,257	Ps.	83,549
Defined benefit plan		48,857		37,917

Disclosure of net defined benefit liability (asset) [text block]

	Post-employment benefits						Long-term benefits
	December		December		December		December		December		December
	31, 2021		31, 2020		31, 2019		31, 2021		31, 2020		31, 2019
Balance at the beginning of the year	Ps.	597,936	Ps.	590,914	Ps.	541,226	Ps.	180,090	Ps.	186,333	Ps.	242,335
Business combination (1)		—		13,632		—		—		—		—
Service costs		15,606		6,410		14,567		18,454		17,915		22,860
Interests cost		33,251		32,745		37,138		7,982		8,563		14,252
Gain on settlements		—		(1,238)		—		—		—		—
Past Service Costs (2)		—		—		1,018		(28,009)		(15,659)		(49,400)
	Ps.	646,793	Ps.	642,463	Ps.	593,949	Ps.	178,517	Ps.	197,152	Ps.	230,047
Changes in actuarial assumptions from changes in demographic assumptions		7,142		—		7,407		(1,493)		—		—
Changes in actuarial assumptions from changes in financial assumptions		(67,646)		7,835		54,674		(21,462)		11,449		(13,008)
	Ps.	(60,504)	Ps.	7,835	Ps.	62,081	Ps.	(22,955)	Ps.	11,449	Ps.	(13,008)
Payments to employees		(79,776)		(63,515)		(63,580)		(20,731)		(28,511)		(30,706)
Effect of movements in exchange rates		15,683		11,153		(1,536)		—		—		—
Liability balance at the end of the year	Ps.	522,196	Ps.	597,936	Ps.	590,914	Ps.	134,831	Ps.	180,090	Ps.	186,333

Plan Assets
Balance at the beginning of the year plan assets		(38,241)		(22,756)		—		—		—		—
Business combination (1)		—		(13,632)		—		—		—		—
Recognition of the active plan		—		(840)		(21,474)		—		—		—
Interests income		(1,320)		(863)		(318)		—		—		—
Remeasurements on plan assets		(1,161)		1,651		(859)		—		—		—
Effect of movements in exchange rates		(6,118)		(1,801)		(105)		—		—		—
Balance at the end of the year plan assets	Ps.	(46,840)	Ps.	(38,241)	Ps.	(22,756)	Ps.	—	Ps.	—	Ps.	—
Net Balance at the end of the year	Ps.	475,356	Ps.	559,695	Ps.	568,158	Ps.	134,831	Ps.	180,090	Ps.	186,333
(1)	Includes recognition of the business combination on Multi Financial Group, Inc., (see note 35).
(2)	The variation includes the effect of a change in a long-term institutional benefit plan for the year 2021 at Banco de Occidente and Fiduciaria de Occidente, for the year 2020 at Porvenir and Fiduciaria Bogota and for the year 2019 at Banco de Bogotá, which went from being a defined benefit plan to a defined contribution plan, through which the bank makes monthly contributions into a fund created for each employee.

Disclosure of Detail Information of Variables Used to Calculate Obligation [Text Block]

	December 31,	December 31,
Post-employment benefits *	2021	2020
Discount interest rate	7.15%	5.78%
Inflation rate	2.91%	2.94%
Salary growth rate	3.06%	3.25%
Pension growth rate	3.03%	3.03%

* Entities in Colombia and subsidiaries abroad participate.

	December 31,	December 31,
Long-term benefits *	2021	2020
Discount interest rate	7.20%	4.78%
Inflation rate	3.00%	3.00%
Salary growth rate	3.40%	4.00%

* Only entities from Colombia participate.

Disclosure of sensitivity analysis for actuarial assumptions [text block]

	-0.50 basic points				+0.50 basic points
At December 31, 2021	Post-employment benefits		Long-term benefits		Post-employment benefits		Long-term benefits
Discount interest rate	Ps.	17,436	Ps.	3,258	Ps.	(16,970)	Ps.	(3,073)
Salaries growth rate		(5,898)		(3,752)		5,513		3,946
Retirement growth rate		(13,832)		N/A		13,967		N/A

	-0.50 basic points				+0.50 basic points
At December 31, 2020	Post-employment benefits		Long-term benefits		Post-Employment Benefits		Long-Term Benefits
Discount interest rate	Ps.	23,540	Ps.	5,068	Ps.	(22,724)	Ps.	(4,787)
Salaries growth rate		(5,286)		(5,444)		5,596		5,718
Retirement growth rate		(15,429)		N/A		16,475		N/A

Disclosure of information about maturity profile of defined benefit obligation [text block]

		Payments for post-		Payments for long-
Year		Employment benefits		term benefits
2022	Ps.	70,504	Ps.	20,986
2023		62,396		19,604
2024		61,762		24,039
2025		62,107		23,745
2026		63,917		19,247
Years 2027 – 2031		325,705		97,157